Condensed Consolidated Statement of Changes in Stockholders Equity (Deficit) (Unaudited - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, amount at Nov. 08, 2019	$ 0	$ 0	$ 0	$ 0
Shares issued for cash, shares		2,661,316
Shares issued for cash, amount	505,506	$ 26,613	478,893
Net income (Loss)	(15,636)			(15,636)
Balance, shares at Dec. 31, 2019		2,661,316
Balance, amount at Dec. 31, 2019	489,870	$ 26,613	478,893	(15,636)
Net income (Loss)	(140,355)	$ 0	0	(140,355)
Shares issued to acquire fixed assets, shares		900,000
Shares issued to acquire fixed assets, amount	158,456	$ 9,000	149,456
Balance, shares at Mar. 31, 2020		3,561,316
Balance, amount at Mar. 31, 2020	507,971	$ 35,613	628,349	(155,991)
Balance, shares at Dec. 31, 2019		2,661,316
Balance, amount at Dec. 31, 2019	489,870	$ 26,613	478,893	(15,636)
Net income (Loss)	11,261
Balance, shares at Sep. 30, 2020		3,561,316
Balance, amount at Sep. 30, 2020	647,773	$ 35,613	628,349	(16,189)
Balance, shares at Dec. 31, 2019		2,661,316
Balance, amount at Dec. 31, 2019	489,870	$ 26,613	478,893	(15,636)
Shares issued for cash, shares		26,609,186
Shares issued for cash, amount	4,786,110	$ 266,092	4,520,018
Net income (Loss)	10,641			10,641
Balance, shares at Dec. 31, 2020		29,270,502
Balance, amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Balance, shares at Mar. 31, 2020		3,561,316
Balance, amount at Mar. 31, 2020	507,971	$ 35,613	628,349	(155,991)
Net income (Loss)	123,333	$ 0	0	123,333
Balance, shares at Jun. 30, 2020		3,561,316
Balance, amount at Jun. 30, 2020	631,304	$ 35,613	628,349	(32,658)
Net income (Loss)	28,283			16,469
Balance, shares at Sep. 30, 2020		3,561,316
Balance, amount at Sep. 30, 2020	647,773	$ 35,613	628,349	(16,189)
Balance, shares at Dec. 31, 2020		29,270,502
Balance, amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Net income (Loss)	123,333	$ 0	0	123,333
Balance, shares at Mar. 31, 2021		29,270,502
Balance, amount at Mar. 31, 2021	5,409,954	$ 292,705	4,998,911	118,338
Balance, shares at Dec. 31, 2020		29,270,502
Balance, amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Net income (Loss)	543,697
Balance, shares at Sep. 30, 2021		29,270,502
Balance, amount at Sep. 30, 2021	5,830,318	$ 292,705	4,998,911	538,994
Balance, shares at Mar. 31, 2021		29,270,502
Balance, amount at Mar. 31, 2021	5,409,954	$ 292,705	4,998,911	118,338
Net income (Loss)	265,482	$ 0	0	265,482
Balance, shares at Jun. 30, 2021		29,270,502
Balance, amount at Jun. 30, 2021	5,675,436	$ 292,705	4,998,911	383,820
Net income (Loss)	155,174	$ 0	0	155,174
Balance, shares at Sep. 30, 2021		29,270,502
Balance, amount at Sep. 30, 2021	$ 5,830,318	$ 292,705	$ 4,998,911	$ 538,994